PIMCO Global Advantage Strategy Bond Fund Investment Objectives and Goals - PIMCO Global Advantage Strategy Bond Fund	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Global Advantage® Strategy Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return which exceeds that of its benchmarks, consistent with prudent investment management.